Note 20 - Segment Information - Schedules of Concentration of Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Siemens [Member]
Concentration Risk, Percentage	30.00%	77.00%
Bayer Inc [Member]
Concentration Risk, Percentage	16.00%	2.00%
Other Customer [Member]
Concentration Risk, Percentage	54.00%	21.00%